Share-based Payments - Schedule of Number and Contractual Life of Options (Details) - Stock Option Plan	12 Months Ended
	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares	Mar. 31, 2018 shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	2 years 5 months 26 days
Options outstanding, Number of options outstanding | shares	8,042,427	9,651,085	10,091,546
Exercisable options, Weighted number of options exercisable | shares	3,666,651	3,390,310
Weighted average exercise price, Exercisable	$ 2.20	$ 1.99
$1.24 - $1.91
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	1 year 5 months 1 day
Options outstanding, Number of options outstanding | shares	931,248
Exercisable options, Weighted number of options exercisable | shares	759,152
Weighted average exercise price, Exercisable	$ 1.54
$1.24 - $1.91 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	1.24
$1.24 - $1.91 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 1.91
$1.92 - $2.05
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	2 years 2 months 23 days
Options outstanding, Number of options outstanding | shares	4,294,779
Exercisable options, Weighted number of options exercisable | shares	1,291,779
Weighted average exercise price, Exercisable	$ 1.98
$1.92 - $2.05 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	1.92
$1.92 - $2.05 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 2.05
$2.06 - $2.36
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	1 year 8 months 12 days
Options outstanding, Number of options outstanding | shares	1,375,000
Exercisable options, Weighted number of options exercisable | shares	1,350,000
Weighted average exercise price, Exercisable	$ 2.16
$2.06 - $2.36 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	2.06
$2.06 - $2.36 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 2.36
$2.37 - $5.19
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	4 years 1 month 6 days
Options outstanding, Number of options outstanding | shares	622,161
Exercisable options, Weighted number of options exercisable | shares	140,720
Weighted average exercise price, Exercisable	$ 4.60
$2.37 - $5.19 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	2.37
$2.37 - $5.19 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 5.19
$5.20 - $6.65
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	5 years 2 months 8 days
Options outstanding, Number of options outstanding | shares	819,239
Exercisable options, Weighted number of options exercisable | shares	125,000
Weighted average exercise price, Exercisable	$ 6.31
$5.20 - $6.65 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	5.20
$5.20 - $6.65 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 6.65